Annual Operating Expenses - VIPContrafundPortfolio-InvestorPRO - VIPContrafundPortfolio-InvestorPRO - VIP Contrafund Portfolio - VIP Contrafund Portfolio - Investor Class	Apr. 29, 2023
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Total annual operating expenses	0.68%